UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Voyage charter revenues	$ 389,119	$ 29,592,279
Total vessel revenues	56,012,683	42,609,567
EXPENSES:
Voyage expenses (including $530,089 and $715,183 to related party for the six months ended June 30, 2022, and 2023, respectively)	(1,242,116)	(18,669,842)
Vessel operating expenses	(11,190,295)	(10,807,764)
Management fees to related parties	(1,657,500)	(1,384,650)
Recovery of provision for doubtful accounts	266,732	0
Depreciation and amortization	(3,785,684)	(3,571,444)
General and administrative expenses (including $186,335 and $1,102,777 to related party for the six months June 30, 2022, and 2023, respectively)	(1,841,586)	(640,156)
Gain on sale of vessels	40,548,776	0
Total expenses	21,098,327	(35,073,856)
Operating income	77,111,010	7,535,711
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(668,815)	(388,385)
Interest income	1,210,769	1,412
Foreign exchange losses	(21,352)	(11,129)
Total other (expenses)/ income, net	520,602	(398,102)
Net income, before taxes	77,631,612	7,137,609
Income taxes	(290,625)	(480,476)
Net income	77,340,987	6,657,133
Comprehensive income	77,340,987	6,657,133
Dividend on Series A Preferred Shares	(451,111)	0
Deemed dividend on Series A Preferred Shares	(931,034)	0
Net income attributable to common shareholders	$ 75,958,842	$ 6,657,133
Earnings per common share, basic (in dollars per share)	$ 5.13	$ 0.7
Earnings per common share, diluted (in dollars per share)	$ 1.28	$ 0.12
Weighted average number of common shares, Basic (in shares)	14,810,147	9,461,009
Weighted average number of common shares, Diluted (in shares)	59,492,793	54,143,655
Time Charter [Member]
REVENUES:
Vessel revenues	$ 5,519,288	$ 4,836,315
Pool [Member]
REVENUES:
Vessel revenues	$ 50,104,276	$ 8,180,973